RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of revenue and expense transactions with affiliates
A summary of revenue and expense transactions with the Partnership’s affiliates, including expenses directly charged and allocated to the Partnership, is as follows:

	Year Ended December 31,
	2017	2016	2015
Revenue	$240,654	$175,448	$142,102
Operating and maintenance expenses	6,626	5,121	4,533
General and administrative expenses	6,899	4,805	5,297